Intangible Asset	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset

Note 6 – Intangible Asset

As of September 30, 2021 and December 31, 2020, intangible assets had a balance of $4,664,942 and $4,962,834 respectively. As of September 30, 2021, management estimated that the remaining useful life of the Company’s intangible asset was approximately 19 years.

The estimated future amortization of intangibles subject to amortization at September 30, 2021 was as follows:

5 Year Schedule

2021 (for the remainder of)	$60,584
2022	242,480
2023	242,480
2024	242,480
2025	242,480
Thereafter	3,634,438

Total remaining amortization	$4,664,942

Amortization expense for the nine months ended September 30, 2021 and 2020, was $184,654 and $0 respectively. Amortization expense for the three months ended September 30, 2021 and 2020, was $60,584 and $0 respectively.

6 INTANGIBLE ASSET

Intangible asset consists of the Kalahari brand name, totaling $4,962,834 as of December 31, 2020. The intangible asset is being amortized over its estimated useful life of 20 years. Amortization expense for the year ended December 31, 2020 was not material. Estimated amortization expense are as follows for the years ending December 31:

2021	$248,142
2022	248,142
2023	248,142
2024	248,142
2025	248,142
Thereafter	3,722,126
Total	$4,962,834